Convertible Notes	12 Months Ended
Jun. 30, 2026
Convertible Notes [Abstract]
CONVERTIBLE NOTES
12 -	CONVERTIBLE NOTES

On December 6, 2024, the Company entered into a Standby Equity Purchase Agreement and a Convertible Promissory Note (collectively, the “Note Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to issue and sell issue up to $50,000,000 in aggregate principal amount of unsecured promissory notes (the “Convertible Notes”, each a “Convertible Note”).

In December, 2024, the Company issued Convertible Notes with an aggregate principal amount of $7,200,000, which were originally due to mature on October 5, 2025. The Company received net proceeds of $6,580,000 from the issuance.

The Convertible Notes bear interest at 0% per annum, which increases to 18% per annum upon the occurrence and during the continuance of an event of default, as defined in the Convertible Notes. Events of default include, among other matters, payment defaults, bankruptcy or insolvency events, cross-defaults on other indebtedness, material judgements, suspension or cessation of trading, change-of-control events and other material breaches of the transaction documents.

The Convertible Notes are convertible into ordinary shares of the Company at the lower of a fixed conversion price and a formula-based conversion price determined in accordance with the terms of the Convertible Notes, subject to a minimum conversion price and certain adjustments.

The investor may, in its sole discretion, determine the timing and amount of each conversion, subject to the aggregate amount outstanding under the Convertible Notes. Upon conversion, the purchase price of the ordinary shares issued is satisfied by offsetting an equivalent amount against the outstanding Convertible Notes, thereby reducing the outstanding principal amount of the Convertible Notes.

The carrying amount of the Convertible Notes is presented net of unamortized notes issuance costs of $620,000, which are amortized to interest expense using the effective interest method over the term of the Convertible Notes.